Note 45 (Tables)	6 Months Ended
Jun. 30, 2022
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management [Abstract]
Remuneration for non executive directors [Table Text Block]
The remuneration accrued by non-executive directors during the first half of 2022 and 2021 is shown below, individualized:

Remuneration for non-executive directors (thousands of Euros)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remuneration Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (*)	Total
									June 2022	June 2021
José Miguel Andrés Torrecillas	64	83	33	—	—	58	—	25	263	263
Jaime Caruana Lacorte	64	83	83	53	—	—	—	—	284	284
Raúl Galamba de Oliveira	64	—	—	53	—	—	21	13	153	139
Belén Garijo López	64	—	33	—	54	23	—	—	174	174
Connie Hedegaard (**)	43	—	—	—	—	—	—	—	43	—
Lourdes Máiz Carro	64	—	33	—	21	—	—	—	119	119
José Maldonado Ramos	64	83	—	—	—	23	—	—	171	171
Ana Peralta Moreno	64	—	33	—	21	—	—	—	119	119
Juan Pi Llorens	64	—	—	107	—	23	21	27	243	256
Ana Revenga Shanklin	64	—	—	53	—	—	7	—	125	118
Susana Rodríguez Vidarte	64	83	—	53	—	23	—	—	224	224
Carlos Salazar Lomelín	64	—	—	—	21	—	—	—	86	86
Jan Verplancke	64	—	—	—	21	—	21	—	107	107
Total (***)	815	333	215	321	139	150	71	65	2,111	2,061
(*) Amounts accrued by José Miguel Andrés Torrecillas in his capacity as Deputy Chair of the Board of Directors, by Juan Pi Llorens in his capacity as Lead Director (until April 28, 2022), and by Raúl Galamba de Oliveira (since his appointment as Lead Director on April 28, 2022).
(**) Director appointed by the General Shareholders Meeting on March 18, 2022. Accrued compensation from the date of acceptance of the position.
(***) Includes amounts corresponding to the position as member of the Board of Directors and the various committees.
Likewise, Sunir Kumar Kapoor, who ceased to hold office as director on March 18, 2022, accrued a total of €43 thousand in the first quarter of 2022 and a total of €86 thousand in the first half of 2021 for his membership on the Board of Directors and the various Board Committees.
Additionally, Carlos Salazar Lomelín accrued a total of €54 thousand[8] in the first half of 2022 and a total of €52 thousand[9] in the first half of 2021 as attendance fees for his membership in the management body of BBVA Bancomer, S.A. de C.V. and Grupo Financiero BBVA México, S.A. de C.V. and in the BBVA México Strategy Forum.

Remuneration system with deferred delivery of shares of non executive directors [Table Text Block]
In the first half of fiscal years 2022 and 2021, the following “theoretical shares” were allocated derived from the remuneration system with deferred delivery of shares for non-executive directors. The shares, if applicable, will be delivered to each beneficiary upon termination of his or her service as a director for any reason other than a serious breach of duty:

	June 2022		June 2021
	Theoretical shares assigned	Theoretical shares accumulated at June 30	Theoretical shares assigned	Theoretical shares accumulated at June 30
José Miguel Andrés Torrecillas	19,253	118,025	22,860	98,772
Jaime Caruana Lacorte	20,733	77,705	25,585	56,972
Raúl Galamba de Oliveira	10,177	19,677	9,500	9,500
Belén Garijo López	12,741	90,589	15,722	77,848
Lourdes Máiz Carro	8,696	64,356	10,731	55,660
José Maldonado Ramos	12,493	136,477	15,416	123,984
Ana Peralta Moreno	8,696	35,092	10,731	26,396
Juan Pi Llorens	18,703	134,599	23,079	115,896
Ana Revenga Shanklin	8,611	16,179	7,568	7,568
Susana Rodríguez Vidarte	16,400	177,775	20,237	161,375
Carlos Salazar Lomelín	6,270	11,912	5,642	5,642
Jan Verplancke	7,835	29,251	9,024	21,416
Total (*)	150,608	911,637	176,095	761,029
(*) The number of “theoretical shares” allocated to each non-executive director in 2022 and 2021 is equal to 20% of the total annual fixed allowance in cash received by each of them in 2021 and 2020, respectively, based on the average of the closing prices of BBVA shares during the 60 trading sessions preceding the General Shareholders' Meetings of March 18, 2022 and April 20, 2021, which were €5.47 and €4.44 per share, respectively.
In addition, during the first half of 2022 and 2021, 6,270 and 7,737 “theoretical shares”, respectively, were allocated to Sunir Kumar Kapoor, who ceased to hold office as a director on March 18, 2022. Applying the system, this director received a total of 36,922 BBVA shares after he ceased to hold office at a price of €5.43 per share, corresponding to the sum of the “theoretical shares” accumulated up to that date.

Fixed remuneration of executive directors [Table Text Block]
The remuneration accrued by executive directors during the first half of 2022 and 2021 is shown below, individualized and itemized:

Annual Fixed Remuneration (thousands of Euros)
	June 2022	June 2021
Chair	1,462	1,462
Chief Executive Officer (*)	1,090	1,090
Total	2,551	2,551
(*) In addition, in the first half of 2022 and 2021, the Chief Executive Officer accrued, each financial year, an amount of €327 thousand as cash in lieu of pension and €300 thousand as mobility allowance, in accordance with the contractual terms and conditions and the BBVA Directors' Remuneration Policy in force at the time.

Pension commitments with executive directors [Table Text Block]
Pension commitments with executive directors

Executive directors (thousands of Euros)
	Contributions (*)				Accumulated funds
	Retirement		Death and disability
	June 2022	June 2021	June 2022	June 2021	June 2022	June 2021
Chair	232	121	237	287	22,973	24,053
Chief Executive Officer	—	—	143	147	—	—
Total	232	121	379	435	22,973	24,053
(*) Contributions recognized to settle pension obligations entered into with executive directors in the pro rata portion of the first half of 2022 and 2021. In the case of the Chair, these correspond to the sum of the annual contribution to the retirement pension and the adjustment of the portion considered as “discretionary pension benefits” for 2021 and 2020, whose contribution corresponded in 2022 and 2021, respectively, as well as death and disability premiums. In the case of the Chief Executive Officer, the contributions shown represent solely the insurance premiums paid by the Bank in the first half of 2022 and 2021 for the death and disability contingencies, as there are no pension obligations for retirement contingency in his case.

Fixed remuneration of senior management [Table Text Block]
The remuneration of the whole of Senior Management, excluding executive directors, for the first half of 2022 and 2021 (16 members with such status as of June 30, 2022 and 15 members with such status as of June 30, 2021) is set forth below by remuneration item:

Fixed remuneration (thousands of Euros)
	June 2022	June 2021
Senior Management Total	8,966	7,319

Pension commitments with senior management [Table Text Block]
Pension commitments with members of Senior Management

Senior Management (thousands of Euros)
	Contributions (*)				Accumulated funds
	Retirement		Death and disability
	June 2022	June 2021	June 2022	June 2021	June 2022	June 2021
Senior Management Total	1,875	1,332	730	612	28,076	24,296
(*) Contributions recorded to meet pension obligations entered into with Senior Management, in the pro rata portion of the first half of 2022 and 2021, equal to the sum of the annual pension contributions and adjustments to the portion considered “discretionary pension benefits” for 2021 and 2020, whose contribution corresponded in 2022 and 2021, respectively, and the insurance premiums paid by the Bank for death and disability contingencies.